SHARE-BASED COMPENSATION (Details 2) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Number of shares
Outstanding at the beginning of the period (in shares)	5,241,424	5,241,424
Granted (in shares)	1,304,064	1,304,064
Exercised (in shares)	736,010	736,010
Forfeited (in shares)	120,884	120,884
Outstanding at the end of the period (in shares)	5,688,594	5,688,594	5,241,424	5,241,424
Vested and expected to vest at the end of the period (in shares)	5,440,281	5,440,281
Exercisable at the end of the period (in shares)	3,046,339	3,046,339
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 22.71
Granted (in dollars per share)	$ 30.80		$ 30.14		$ 23.79
Exercised (in dollars per share)	$ 14.29
Forfeited (in dollars per share)	$ 25.72
Outstanding at the end of the period (in dollars per share)	$ 25.59		$ 22.71
Vested and expected to vest at the end of the period (in dollars per share)	$ 25.42
Exercisable at the end of the period (in dollars per share)	$ 22.32
Weighted average remaining contractual life
Outstanding at the end of the period	3 years 6 months	3 years 6 months
Vested and expected to vest at the end of the period	3 years 5 months 12 days	3 years 5 months 12 days
Exercisable at the end of the period	2 years 6 months 11 days	2 years 6 months 11 days
Aggregate intrinsic value
Outstanding at the end of the period	$ 58,349
Vested and expected to vest at the end of the period	56,716
Exercisable at the end of the period	41,210
Total intrinsic value of options exercised	16,532	102,575		159,400		84,524
Unrecognized share-based compensation cost related to non-vested share options	29,809	184,953
Weighted average vesting period	2 years 7 months 28 days	2 years 7 months 28 days
Cash received from the exercise of share options	$ 10,403	64,549